Submission	Oct. 10, 2024
Submission [Line Items]
Central Index Key	0001809196
Registrant Name	Immatics N.V.
Registration File Number	333-282569
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES